INFORMATION REGARDING GEOGRAPHICAL AREA AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
INFORMATION REGARDING GEOGRAPHICAL AREA AND MAJOR CUSTOMERS

17. INFORMATION REGARDING GEOGRAPHICAL AREA AND MAJOR CUSTOMERS

For the years ended December 31, 2011, 2010 and 2009, total product sales by geographic territory and customer were as follows (euro amounts in thousands):

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2009		2010		2011
UK	4,439	46%	10,745	55%	12,155	56%
Korea	2,694	28%	4,521	23%	3,402	16%
US	465	5%	2,417	12%	2,622	12%
Spain	738	8%	949	5%	1,137	5%
Turkey	-	-	-	-	917	4%
Australia	-	-	-	-	840	4%
Italy	1,366	13%	1,083	5%	599	3%
Israel	-	-	-	-	62	0%
Total	9,702	100%	19,715	100%	21,734	100%

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2009		2010		2011
Customer “a”	1,137	12%	1,083	5%	599	3%
Customer “b”	2,693	28%	4,501	23%	3,112	14%
Customer “c”	35	-	-	-	-	-
Customer “d”	738	8%	949	5%	1,137	5%
Customer “e”	4,439	45%	10,745	55%	12,099	56%
Customer “f”	465	5%	2,417	12%	2,622	12%
Customer “g”	195	2%	-	-	-	-
Customer “h”	-	-	20	0%	289	2%
Other Customers	-	-	-	-	1,876	8%
Total	9,702	100%	19,715	100%	21,734	100%